OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: January 31, 2014

                                                       Estimated average burden
                                                       hours per response: 20.6


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150
                                   ---------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            350 Jericho Turnpike, Suite 206, Jericho, New York 11753
--------------------------------------------------------------------------------
                (Address of principal executive offices)   (Zip code)

                                Frank J. Maresca

                          Ultimus Fund Solutions, LLC
            350 Jericho Turnpike, Suite 206, Jericho, New York 11753
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------

Date of fiscal year end:        December 31, 2011
                                ------------------
Date of reporting period:       June 30, 2011
                                ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                                         ====================

                                                         CORNERSTONE STRATEGIC
                                                            VALUE FUND, INC.

























                                                             SEMI-ANNUAL REPORT

                                                               JUNE 30, 2011

                                                           =====================

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Stockholders                                     13

Investment Management Agreement Approval Disclosure                           14

Description of Dividend Reinvestment Plan                                     15

Proxy Voting and Portfolio Holdings Information                               17

Privacy Policy Notice                                                         18

Summary of General Information                                                21

Stockholder Information                                                       21

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

PORTFOLIO SUMMARY - AS OF JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION

                                                                    Percent of
Sector                                                              Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                                        24.8
--------------------------------------------------------------------------------
Information Technology                                                  13.6
--------------------------------------------------------------------------------
Financials                                                              10.6
--------------------------------------------------------------------------------
Energy                                                                   9.3
--------------------------------------------------------------------------------
Healthcare                                                               8.6
--------------------------------------------------------------------------------
Industrials                                                              8.5
--------------------------------------------------------------------------------
Consumer Discretionary                                                   8.0
--------------------------------------------------------------------------------
Consumer Staples                                                         7.9
--------------------------------------------------------------------------------
Materials                                                                3.4
--------------------------------------------------------------------------------
Telecommunication Services                                               2.6
--------------------------------------------------------------------------------
Utilities                                                                2.1
--------------------------------------------------------------------------------
Other                                                                    0.8
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                                              Sector           Net Assets
--------------------------------------------------------------------------------
1. Alpine Total Dynamic Dividend Fund             Closed-End Funds        4.2
--------------------------------------------------------------------------------
2. Eaton Vance Tax-Managed Diversified
   Equity Income Fund                             Closed-End Funds        4.1
--------------------------------------------------------------------------------
3. Exxon Mobil Corporation                             Energy             4.0
--------------------------------------------------------------------------------
4. Apple, Inc.                                 Information Technology     3.2
--------------------------------------------------------------------------------
5. Eaton Vance Risk-Managed Diversified
   Equity Income Fund                              Closed-End Funds       3.2
--------------------------------------------------------------------------------
6. International Business Machines
   Corporation                                 Information Technology     2.3
--------------------------------------------------------------------------------
7. AllianceBernstein Income Fund                   Closed-End Funds       2.3
--------------------------------------------------------------------------------
8. Microsoft Corporation                       Information Technology     2.2
--------------------------------------------------------------------------------
9. JPMorgan Chase & Co.                              Financials           2.0
--------------------------------------------------------------------------------
10. Eaton Vance Tax-Managed Global Diversified
    Equity Income Fund                            Closed-End Funds        2.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.20%
 CLOSED-END FUNDS - 24.84%
 CORE - 1.29%
Adams Express Company
 (The) (a)                                             40,400       $   450,056
 Other Core (b)                                                         345,138
                                                                    -----------
                                                                        795,194
                                                                    -----------
CORPORATE DEBT FUNDS INVESTMENT
GRADE-RATED -- 3.96%
 AllianceBernstein Income Fund                        175,489         1,384,608
 Federated Enhanced Treasury Income Fund               45,244           703,544
 Other Corporate Debt Funds
  Investment Grade-Rated (b)                                            346,565
                                                                    -----------
                                                                      2,434,717
                                                                    -----------
GENERAL BOND - 0.03%
 Total General Bond (b)                                                  19,228
                                                                    -----------
GLOBAL - 4.34%
 Alpine Total Dynamic Dividend Fund                   428,312         2,599,854
 Other Global (b)                                                        67,672
                                                                     ----------
                                                                      2,667,526
                                                                    -----------
GLOBAL INCOME - 0.93%
 Nuveen Multi-Currency Short-Term Government
  Income Fund                                          38,267           568,648
                                                                    -----------
HIGH CURRENT YIELD (LEVERAGED) - 0.10%
Total High Current Yield
 (Leveraged) (b)                                                         63,737
                                                                    -----------
OPTION ARBITRAGE/OPTIONS STRATEGIES - 13.58%
Eaton Vance Enhanced
 Equity Income Fund II                                 51,400           606,006
Eaton Vance Risk-Managed
 Diversified Equity
 Income Fund                                          153,148         1,932,728
Eaton Vance Tax-Managed
 Buy-Write Opportunities Fund                          80,300         1,022,219
Eaton Vance Tax-Managed
 Diversified Equity Income Fund                       233,015         2,544,524


                                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
OPTION ARBITRAGE/OPTIONS
STRATEGIES (CONTINUED)
Eaton Vance Tax-Managed
 Global Diversified
   Equity Income Fund                                 115,826       $ 1,212,698
 Other Option Arbitrage/
  Options Strategies (b)                                              1,023,201
                                                                    -----------
                                                                      8,341,376
                                                                    -----------
SECTOR EQUITY - 0.61%
 Total Sector Equity (b)                                                372,783
                                                                    -----------
TOTAL CLOSED-END FUNDS                                               15,263,209
                                                                    -----------
CONSUMER DISCRETIONARY - 8.02%
 McDonald's Corporation                                11,400           961,248
 Target Corporation                                     8,800           412,808
 Yum! Brands, Inc.                                      9,000           497,160
 Other Consumer Discretionary (b)                                     3,058,018
                                                                    -----------
                                                                      4,929,234
                                                                    -----------
CONSUMER STAPLES - 7.87%
 Altria Group, Inc.                                    20,800           549,328
 Coca-Cola Company (The)                               13,500           908,415
 Procter & Gamble
 Company (The)                                         16,297         1,036,000
 Wal-Mart Stores, Inc.                                 10,100           536,714
 Other Consumer Staples (b)                                           1,801,607
                                                                    -----------
                                                                      4,832,064
                                                                    -----------
ENERGY - 9.33%
 Chevron Corporation                                   10,732         1,103,679
 ConocoPhillips                                        14,974         1,125,895
 Exxon Mobil Corporation                               29,936         2,436,192
 Schlumberger Ltd.                                      6,000           518,400
 Other Energy (b)                                                       548,520
                                                                    -----------
                                                                      5,732,686
                                                                    -----------
FINANCIALS - 10.56%
 Goldman Sachs Group, Inc. (The)                        5,000           665,450
 JPMorgan Chase & Co.                                  30,132         1,233,604
 PNC Financial Services Group, Inc.                     7,600           453,036
 Travelers Companies, Inc. (The)                        9,476           553,209


--------------------------------------------------------------------------------
See accompanying notes to financial statements.
2

CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------
                                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
 Wells Fargo & Company                                 27,900       $   782,874
 Other Financials (b)                                                 2,800,886
                                                                    -----------
                                                                      6,489,059
                                                                    -----------
HEALTHCARE - 8.56%
Abbott Laboratories                                     9,200           484,104
Biogen Idec, Inc.*                                      4,000           427,680
Bristol-Myers Squibb Company                           19,000           550,240
Merck & Company, Inc.                                  15,267           538,772
UnitedHealth Group, Inc.                               11,000           567,380
Other Healthcare (b)                                                  2,690,353
                                                                    -----------
                                                                      5,258,529
                                                                    -----------
INDUSTRIALS - 8.50%
3M Company                                              4,400           417,340
Caterpillar, Inc.                                       5,300           564,238
Deere & Company                                         6,500           535,925
General Electric Company                               46,900           884,534
Union Pacific Corporation                               4,000           417,600
United TechnologiesCorporation                          5,000           442,550
Other Industrials (b)                                                 1,962,333
                                                                    -----------
                                                                      5,224,520
                                                                    -----------
INFORMATION TECHNOLOGY - 13.61%
Apple, Inc.*                                            5,900         1,980,453
Google, Inc. - Class A*                                 1,500           759,570
Hewlett-Packard Company                                11,400           414,960
Intel Corporation                                      39,500           875,320
International Business
 Machines Corporation                                   8,100         1,389,555
Microsoft Corporation                                  51,200         1,331,200
Oracle Corporation                                     25,272           831,701
QUALCOMM, Inc.                                         10,000           567,900
Other Information Technology (b)                      210,112
                                                                    -----------
                                                                      8,360,771
                                                                    -----------

--------------------------------------------------------------------------------
                                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
MATERIALS - 3.16%
E.I. Du Pont de
 Nemours & Company                                      9,500       $   513,475
Freeport-McMoRan
 Copper & Gold, Inc.                                   10,000           529,000
Praxair, Inc.                                           6,500           704,535
Other Materials (b)                                                     194,400
                                                                    -----------
                                                                      1,941,410
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 0.00%
 Total Real Estate Investment Trust (b)                                   1,627
                                                                    -----------
TELECOMMUNICATION SERVICES - 2.62%
AT&T, Inc.                                             37,039         1,163,395
Verizon Communications, Inc.                           12,000           446,760
                                                                    -----------
                                                                      1,610,155
                                                                    -----------
UTILITIES - 2.13%
 Total Utilities (b)                                                  1,306,883
                                                                    -----------
TOTAL EQUITY SECURITIES
 (cost - $51,541,674)                                                60,950,147
                                                                    -----------
SHORT-TERM INVESTMENT - 0.92%
MONEY MARKET FUND - 0.92%

 Fidelity Institutional Money
 Market Government Portfolio - Class I
 (cost - $   563,729)                                563,729            563,729
                                                                    -----------
TOTAL INVESTMENTS - 100.12%
 (cost - $52,105,403)                                                61,513,876
                                                                    -----------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (0.12)%                                                 (72,357)
                                                                    -----------
NET ASSETS - 100.00%                                                $61,441,519
                                                                    ===========


----------

   (a) Affiliated investment. The Fund holds 0.73% (based on net assets) of The Adams Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2011, there was a sale of 8,000 shares of this security with a cost of $97,052 and sale proceeds of $89,918. There were no purchases of this security during the six months ended June 30, 2011.

   (b) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2011.

   *  Non-income producing security.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments, at value:
 Unaffiliated issuers (cost - $51,661,732)                         $ 61,063,820
 Affiliated issuers (cost - $   443,671)                                450,056
                                                                   ------------
 Total investments (cost - $52,105,403)                              61,513,876

Receivables:
 Investment sold                                                        189,194
 Dividends                                                               83,469
Prepaid expenses                                                          4,348
                                                                   ------------
Total Assets                                                         61,790,887
                                                                   ------------
LIABILITIES
Payables:
 Securities purchased                                                   195,610
 Investment management fees                                              48,661
 Directors' fees                                                         26,815
 Administration fees                                                      5,113
 Other accrued expenses                                                  73,169
                                                                   ------------
Total Liabilities                                                       349,368
                                                                   ------------
NET ASSETS (applicable to 8,565,518 shares
  of common stock outstanding)                                     $ 61,441,519
                                                                   ============
NET ASSET VALUE PER SHARE ($61,441,519
  (division) 8,565,518)                                            $       7.17
                                                                   ============
NET ASSETS CONSISTS OF
Capital stock, $0.001 par value; 8,565,518
 shares issued and outstanding
 (100,000,000 shares authorized)                                   $      8,566
Paid-in capital                                                      54,106,102
Accumulated net realized loss on investments                         (2,081,622)
Net unrealized appreciation in value of investments                   9,408,473
                                                                   ------------
Net assets applicable to shares outstanding                        $ 61,441,519
                                                                   ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
 Dividends from non-affiliated investments                            $1,112,743
 Dividends from affiliated investments                                     4,840
                                                                      ----------
 Total Investment Income                                               1,117,583
                                                                      ----------
Expenses:
 Investment management fees                                              315,051
 Directors' fees                                                          52,564
 Administration fees                                                      31,505
 Legal and audit fees                                                     24,635
 Printing                                                                 20,033
 Accounting fees                                                          19,320
 Transfer agent fees                                                      11,090
 Custodian fees                                                            6,200
 Insurance                                                                 4,786
 Stock exchange listing fees                                               3,609
 Miscellaneous                                                             1,736
                                                                      ----------
 Total Expenses                                                          490,529
                                                                      ----------
 Net Investment Income                                                   627,054
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from unaffiliated investments                        2,094,276
Net realized gains from affiliated investments                            40,313
Capital gain distributions from affiliated
 regulated investment companies                                              968
Net change in unrealized appreciation in
 value of investments                                                    465,552
                                                                      ----------
Net realized and unrealized gain on investments                        2,601,109
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,228,163
                                                                      ==========

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 For the Six
                                                 Months Ended
                                                June 30, 2011 For the Year Ended
                                                  (Unaudited)  December 31, 2010
                                                ------------- ------------------


INCREASE/(DECREASE) IN NET ASSETS

Operations:
 Net investment income                             $   627,054     $    409,189
 Net realized gain from investments                  2,135,557           59,555
 Net change in unrealized appreciation
  in value of investments                              465,552        5,307,753
                                                   -----------     ------------
   Net increase in net assets resulting
    from operations                                  3,228,163        5,776,497
                                                   -----------     ------------
Dividends and distributions to stockholders:
 Net investment income                                (627,054)        (468,744)
 Return-of-capital                                  (5,917,049)     (11,304,528)
                                                   -----------     ------------
  Total dividends and distributions
   to stockholders                                  (6,544,103)     (11,773,272)
                                                   -----------     ------------
Common stock transactions:
 Proceeds from rights offering of 0 and
  1,433,827 shares of newly issued common
  stock, respectively                                     --         11,812,869

 Offering expenses associated with
  rights offering                                      (45,110)         (90,887)

 Proceeds from 54,105 and 108,178 shares
  newly issued in reinvestment of dividends
  and distributions, respectively                      536,880        1,093,718
                                                   -----------     ------------
 Net increase in net assets from capital
  stock transactions                                   491,770       12,815,700
                                                   -----------     ------------
Total increase/(decrease) in net assets             (2,824,170)       6,818,925
                                                   -----------     ------------

NET ASSETS

Beginning of period                                 64,265,689       57,446,764
                                                   -----------     ------------
End of period                                      $61,441,519     $ 64,265,689
                                                   ===========     ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Cornerstone Strategic Value Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                            For the Six
                                            Months Ended            For the Years Ended December 31,*
                                           June 30, 2011    -------------------------------------------------
                                            (Unaudited)     2010       2009      2008        2007        2006
                                           -------------    ----       ----      ----        ----        ----
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period         $  7.55      $  8.24    $  8.71   $ 18.12    $  21.28    $  22.60
                                             -------      -------    -------   -------    --------    --------
Net investment income#                          0.07         0.06       0.06      0.15        0.16        0.20
Net realized and unrealized
 gain/(loss) on investments                     0.31         0.76       1.52     (5.55)       0.96        2.64
                                             -------      -------    -------   -------    --------    --------
Net increase/(decrease) in net assets
 resulting from operations                      0.38         0.82       1.58     (5.40)       1.12        2.84
                                             -------      -------    -------   -------    --------    --------
Dividends and distributions
 to stockholders:
 Net investment income                         (0.07)       (0.07)     (0.06)    (0.15)      (0.16)      (0.16)
 Net realized capital gains                     --           --         --        --         (1.32)       --
 Return-of-capital                             (0.70)       (1.61)     (2.03)    (4.01)      (3.00)      (4.00)
                                             -------      -------    -------   -------    --------    --------
 Total dividends and distributions
  to stockholders                              (0.77)       (1.68)     (2.09)    (4.16)      (4.48)      (4.16)
Common stock transactions:
 Anti-dilutive effect due to shares issued:
 Rights offering                                --           0.13       --        --          --          --
 Reinvestment of dividends
  and distributions                             0.01         0.04       0.04      0.15        0.20        --
                                             -------      -------    -------   -------    --------    --------
 Total common stock transactions                0.01         0.17       0.04      0.15        0.20        --
                                             -------      -------    -------   -------    --------    --------
Net asset value, end of period               $  7.17      $  7.55    $  8.24   $  8.71    $  18.12    $  21.28
                                             =======      =======    =======   =======    ========    ========
Market value, end of period                  $ 10.36      $  8.84    $ 11.61   $  7.62    $  20.20    $  33.80
                                             =======      =======    =======   =======    ========    ========
Total investment return(a)                     26.55%(b)   (10.19)%    89.55%   (49.92)%    (29.04)%     45.36%
                                             =======      =======    =======   =======    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $61,442      $64,266    $57,447   $59,510    $120,268    $136,344
Ratio of expenses to average net assets,
 net of fee waivers, if any (c)(d)              1.56%(e)     1.73%      1.80%     1.40%       1.23%       1.22%
Ratio of expenses to average net assets,
 excluding fee waivers, if any (d)(f)           1.56%(e)     1.74%      2.01%     1.54%       1.35%       1.32%
Ratio of expenses to average net assets,
 net of fee waivers, if any (d)(f) 1.56%(e)     1.74%        1.95%      1.44%     1.25%       1.25%
Ratio of net investment income to
 average net assets 1.99%(e)                    0.77%        0.79%      1.08%     0.86%       0.85%
Portfolio turnover rate 12.53%(b)              25.28%       10.81%     13.24%    10.38%      10.59%


-------------
   *  Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
   #  Based on average shares outstanding.
   (a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b) Not annualized.
   (c) Expenses are net of fees paid indirectly.
   (d) Expenses do not include expenses of investment companies in which the
      Fund nvests.
   (e) Annualized.
   (f) Expenses exclude the reduction for fees paid indirectly.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2011, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the six months ended June 30, 2011, the Fund did not engage in derivative instruments and other hedging activities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2011, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2010, and for the period ended June 30, 2011. There was no material impact to the financial statements.

DISTRIBUTIONS TO STOCKHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return- of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash


--------------------------------------------------------------------------------
9

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

distributions paid to Fund stockholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES        INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                             $ 60,950,147             --
 Short-Term Investments                              563,729
Level 2 - Other Significant
 Observable Inputs                                      --               --
Level 3 - Significant
 Unobservable Inputs                                    --               --
                                                ------------        -----------
Total                                           $ 61,513,876             --
                                                ============        ===========

------------
* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund's investments into major categories is disclosed in its Summary Schedule of Investments.

During the six months ended June 30, 2011 the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2011.

The disclosures for the Fund's fiscal year beginning January 1, 2011 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management continues to evaluate the impact of ASU No. 2010-6 for the required disclosures.

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles ("GAAP") and International Financial Reporting Standards ("IFRSs"). ASU No.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June 30, 2011, Cornerstone earned $315,051 for investment management services.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six months ended June 30, 2011 were as follows:

                                                  ADAMS             PETROLEUM &
                                                 EXPRESS             RESOURCES
                                                 COMPANY            CORPORATION
                                                --------            -----------
Market value at
 beginning of period                            $518,848             $205,276
                                                ========             ========
Shares at beginning
 of period                                        48,400                7,600
Shares purchased
 during the period                                  --                   --
Shares sold during
 the period                                       (8,000)              (7,600)
                                                --------             --------
Shares at end of period                           40,400                 --
                                                ========             ========
Dividend income earned
 during the period                              $  4,840             $   --
                                                ========             ========
Cost of purchases
 during the period                                  --                   --
Proceeds from sales
 during the period                              $ 89,918             $216,035
Net realized gain/(loss)
 during the period                              $ (7,134)            $ 47,447
Capital gain distribution                       $    968                 --
Market value at
 end of period                                  $450,056                 --

NOTE F. INVESTMENT IN SECURITIES

For the six months ended June 30, 2011, purchases and sales of securities, other than short-term investments, were $7,879,157 and $10,361,891, respectively.

NOTE G. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 8,565,518 shares outstanding at June 30, 2011. Transactions in common stock for the six months ended June 30, 2011 were as follows:

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

Shares at beginning of period                           8,511,413
Shares newly issued in reinvestment
 of dividends and distributions                            54,105
                                                        ---------
Shares at end of period                                 8,565,518
                                                        =========

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance stockholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2011. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2010 for the Fund was ordinary income $468,744 and return-of-capital $11,304,528.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2010, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $4,217,018 of which $484,687 expires in 2011, $3,297,622 expires in 2016, and $434,709 expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,105,564, $11,586,693, $(2,178,381) and $9,408,312, respectively.

--------------------------------------------------------------------------------
12

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 19, 2011, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 8,521,342 shares of common stock outstanding on February 16, 2011:

     (1) To approve the re-election of two Class I directors until the 2014 Annual eeting.

        Name of Class I Directors               For             Withheld

        Ralph W. Bradshaw                    6,899,706           301,022
        Edwin Meese III                      6,847,943           352,785











--------------------------------------------------------------------------------
                                                                              13

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc. (the "Fund") considers the approval of the continuation of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 11, 2011.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed- end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including regarding the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed- end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement's continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund's peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.


--------------------------------------------------------------------------------
14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company, LLC (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund's last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund's shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all


--------------------------------------------------------------------------------
15

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 888-556-0422.




--------------------------------------------------------------------------------
16

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.






--------------------------------------------------------------------------------
17

PRIVACY POLICY (UNAUDITED)

--------------------------------------------------------------------------------
FACTS

WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE "FUND") DO WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

What?

The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

o Social Security number

o account balances

o account transactions

o transaction history

o wire transfer instructions

o checking account information

When you are NO LONGER our customer, we continue to share your information as described in this notice.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
Reasons we can share your           Does the Cornerstone           Can you limit
personal information                Fund share?                    this sharing?
--------------------------------------------------------------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES -            Yes                     No
such as to process your transactions,
maintain your account(s), respond
to court orders and legal
investigations, or report to
credit bureaus
--------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to                 No               We don't share
offer our products and services
to you
--------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER                  No               We don't share
FINANCIAL COMPANIES
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS           Yes                     No
PURPOSES - information about your
transactions and experiences
--------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS           No               We don't share
PURPOSES - information about your
creditworthiness
--------------------------------------------------------------------------------
FOR OUR AFFILIATES TO MARKET TO YOU             No               We don't share
--------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU              No               We don't share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
QUESTIONS? Call (513) 326-3597.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT WE DO
--------------------------------------------------------------------------------
WHO IS PROVIDING THIS NOTICE?       Cornerstone Strategic Value Fund, Inc.
                                    (the "Fund")
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    To protect your personal information from
SERVICE PROVIDERS, ON THE FUND'S    unauthorized access and use, we and
BEHALF PROTECT MY PERSONAL          our service providers use security measures
INFORMATION?                        that comply with federal law. These
                                    measures include computer safeguards and
                                    secured files and buildings.
--------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    We collect your personal information, for
SERVICE PROVIDERS, ON THE FUND'S    example, when you:
BEHALF COLLECT MY PERSONAL
INFORMATION?                        o open an account
                                    o provide account information
                                    o give us your contact information
                                    o make a wire transfer

                                    We also collect your information from
                                    others, such as credit bureaus,
                                    affiliates, or other companies.
--------------------------------------------------------------------------------
                                                                              19

PRIVACY POLICY (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------
WHY CAN'T I LIMIT ALL SHARING?      Federal law gives you the right to limit
                                    only

                                    o sharing for affiliates' everyday business
                                      purposes - information about your
                                      creditworthiness
                                    o affiliates from using your information to
                                      market to you
                                    o sharing for nonaffiliates to market to you

                                    State laws and individual companies may give
                                    you additional rights to limit sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
AFFILIATES                          Companies related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    o CORNERSTONE ADVISORS, INC.
--------------------------------------------------------------------------------
NONAFFILIATES                       Companies not related by common ownership or
                                    control. They can be financial and
                                    nonfinancial companies.

                                    o THE FUND DOES NOT SHARE WITH
                                    NONAFFILIATES, SO THEY CAN MARKET TO YOU.
--------------------------------------------------------------------------------
JOINT MARKETING                     A formal agreement between nonaffiliated
                                    financial companies that together market financial products or services to you.

                                    o THE FUND DOES NOT JOINTLY MARKET.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

STOCKHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are available on THE WALL STREET JOURNAL website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation "Cornerstone Strat Value (CLM)" and on the BARRON'S website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its capital stock in the open market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------

                      This page intentionally left blank.

                      This page intentionally left blank.

                     Cornerstone Strategic Value Fund, Inc.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6. INVESTMENTS.

(a)

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------


EQUITY SECURITIES - 99.20%
     CLOSED-END FUNDS - 24.84%
         CORE - 1.29%
             Adams Express Company (The)(a)               40,400    $   450,056
             General American Investors Company, Inc.     12,300        345,138
                                                                    -----------
                                                                        795,194
                                                                    -----------
         CORPORATE DEBT FUNDS INVESTMENT
                GRADE-RATED - 3.96%
             AllianceBernstein Income Fund               175,489      1,384,608
             Federated Enhanced Treasury Income Fund      45,244        703,544
             Invesco Van Kampen Bond Fund                 17,300        329,565
             MFS Government Markets Income Trust           2,500         17,000
                                                                    -----------
                                                                      2,434,717
                                                                    -----------
         GENERAL BOND - 0.03%
             MFS InterMarket Income Trust I                2,300         19,228
                                                                    -----------

         GLOBAL - 4.34%
             Alpine Total Dynamic Dividend Fund          428,312      2,599,854
             Clough Global Allocation Fund                 4,400         67,672
                                                                    -----------
                                                                      2,667,526
                                                                    -----------
         GLOBAL INCOME - 0.93%
             Nuveen Multi-Currency Short-Term
                Government Income Fund                    38,267        568,648
                                                                    -----------

         HIGH CURRENT YIELD (LEVERAGED) - 0.10%
             First Trust Strategic High Income Fund III   14,101         63,737
                                                                    -----------

         OPTION ARBITRAGE/OPTIONS STRATEGIES - 13.58%
             Eaton Vance Enhanced Equity Income Fund II   51,400        606,006
             Eaton Vance Risk-Managed Diversified
                Equity Income Fund                       153,148      1,932,728
             Eaton Vance Tax-Managed Buy-Write
                Income Fund                               10,563        145,453
             Eaton Vance Tax-Managed Buy-Write
                Opportunities Fund                        80,300      1,022,219
             Eaton Vance Tax-Managed Diversified
                Equity Income Fund                       233,015      2,544,524
             Eaton Vance Tax-Managed Global Buy-Write
                Opportunities Fund                        29,492        357,738

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

     CLOSED-END FUNDS (CONTINUED)
         OPTION ARBITRAGE/OPTIONS STRATEGIES (CONTINUED)
             Eaton Vance Tax-Managed Global Diversified Equity
                 Income Fund                             115,826    $ 1,212,698
             Nuveen Equity Premium Advantage Fund         10,442        131,047
             Nuveen Equity Premium and Growth Fund         6,100         80,947
             Nuveen Equity Premium Opportunity Fund       24,800        308,016
                                                                    -----------
                                                                      8,341,376
                                                                    -----------
         SECTOR EQUITY - 0.61%
             Evergreen Utilities and High Income Fund     26,910        316,192
             Gabelli Healthcare & WellnessRx Trust
                (The) *                                    7,321         56,591
                                                                    -----------
                                                                        372,783
                                                                    -----------

     TOTAL CLOSED-END FUNDS                                          15,263,209
                                                                    -----------

     CONSUMER DISCRETIONARY - 8.02%
         Best Buy Company, Inc.                            6,500        204,165
         Comcast Corporation - Class A                    14,555        368,824
         DIRECTV Group, Inc. (The) - Class A *             4,000        203,280
         Family Dollar Stores, Inc.                        2,000        105,120
         Ford Motor Company *                             12,000        165,480
         Gap, Inc. (The)                                   9,200        166,520
         Home Depot, Inc. (The)                            2,000         72,440
         McDonald's Corporation                           11,400        961,248
         News Corporation - Class A                       10,000        177,000
         Starbucks Corporation                             2,800        110,572
         Target Corporation                                8,800        412,808
         Time Warner Cable, Inc.                           1,966        153,426
         Time Warner, Inc.                                 7,900        287,323
         TJX Companies, Inc. (The)                         7,000        367,710
         Viacom, Inc. - Class B                            5,450        277,950
         Walt Disney Company (The)                        10,200        398,208
         Yum! Brands, Inc.                                 9,000        497,160
                                                                    -----------
                                                                      4,929,234
                                                                    -----------
     CONSUMER STAPLES - 7.87%
         Altria Group, Inc.                               20,800        549,328
         Coca-Cola Company (The)                          13,500        908,415
         Costco Wholesale Corporation                      2,500        203,100
         CVS Caremark Corporation                          8,430        316,800
         General Mills, Inc.                               5,000        186,100
         H.J. Heinz Company                                4,000        213,120

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

     CONSUMER STAPLES (CONTINUED)
         PepsiCo, Inc.                                     5,600    $   394,408
         Philip Morris International, Inc.                 2,500        166,925
         Procter & Gamble Company (The)                   16,297      1,036,000
         Sysco Corporation                                10,300        321,154
         Wal-Mart Stores, Inc.                            10,100        536,714
                                                                    -----------
                                                                      4,832,064
                                                                    -----------
     ENERGY - 9.33%
         Chevron Corporation                              10,732      1,103,679
         ConocoPhillips                                   14,974      1,125,895
         Exxon Mobil Corporation                          29,936      2,436,192
         Marathon Oil Corporation                          3,500        184,380
         Occidental Petroleum Corporation                  3,500        364,140
         Schlumberger Ltd.                                 6,000        518,400
                                                                    -----------
                                                                      5,732,686
                                                                    -----------
     FINANCIALS - 10.56%
         AFLAC, Inc.                                       5,500        256,740
         American Express Company                          6,400        330,880
         Bank of New York Mellon Corporation (The)         7,754        198,657
         Capital One Financial Corporation                 2,500        129,175
         Chubb Corporation (The)                           3,500        219,135
         Franklin Resources, Inc.                          1,500        196,935
         Goldman Sachs Group, Inc. (The)                   5,000        665,450
         JPMorgan Chase & Co.                             30,132      1,233,604
         Loews Corporation                                 2,000         84,180
         Marsh & McLennan Companies, Inc.                 10,000        311,900
         MetLife, Inc.                                     5,700        250,059
         PNC Financial Services Group, Inc.                7,600        453,036
         Prudential Financial, Inc.                        4,000        254,360
         State Street Corporation                          3,000        135,270
         T. Rowe Price Group, Inc.                         3,000        181,020
         Travelers Companies, Inc. (The)                   9,476        553,209
         U.S. Bancorp                                      9,901        252,575
         Wells Fargo & Company                            27,900        782,874
                                                                    -----------
                                                                      6,489,059
                                                                    -----------
     HEALTH CARE - 8.56%
         Abbott Laboratories                               9,200        484,104
         Aetna, Inc.                                       5,000        220,450
         Amgen, Inc. *                                     6,700        390,945
         Becton, Dickinson and Company                     3,900        336,063
         Biogen Idec, Inc. *                               4,000        427,680


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

     HEALTH CARE (CONTINUED)
         Bristol-Myers Squibb Company                     19,000    $   550,240
         Cardinal Health, Inc.                             7,950        361,089
         Covidien Plc                                      2,599        138,345
         Eli Lilly & Company                               4,700        176,391
         Express Scripts, Inc. *                           3,000        161,940
         Gilead Sciences, Inc. *                           6,000        248,460
         McKesson Corporation                              1,800        150,570
         Medtronic, Inc.                                   6,000        231,180
         Merck & Company, Inc.                            15,267        538,772
         Stryker Corporation                               2,000        117,380
         UnitedHealth Group, Inc.                         11,000        567,380
         WellPoint, Inc.                                   2,000        157,540
                                                                    -----------
                                                                      5,258,529
                                                                    -----------
     INDUSTRIALS - 8.50%
         3M Company                                        4,400        417,340
         Caterpillar, Inc.                                 5,300        564,238
         CSX Corporation                                  10,500        275,310
         Deere & Company                                   6,500        535,925
         Emerson Electric Company                          6,000        337,500
         General Dynamics Corporation                      3,200        238,464
         General Electric Company                         46,900        884,534
         Illinois Tool Works, Inc.                         2,500        141,225
         Lockheed Martin Corporation                       3,000        242,910
         Raytheon Company                                  3,500        174,475
         Union Pacific Corporation                         4,000        417,600
         United Parcel Service, Inc. - Class B             4,100        299,013
         United Technologies Corporation                   5,000        442,550
         Waste Management, Inc.                            6,800        253,436
                                                                    -----------
                                                                      5,224,520
                                                                    -----------
     INFORMATION TECHNOLOGY - 13.61%
         Apple, Inc. *                                     5,900      1,980,453
         Google, Inc. - Class A *                          1,500        759,570
         Hewlett-Packard Company                          11,400        414,960
         Intel Corporation                                39,500        875,320
         International Business Machines Corporation       8,100      1,389,555
         Microsoft Corporation                            51,200      1,331,200
         Oracle Corporation                               25,272        831,701
         QUALCOMM, Inc.                                   10,000        567,900
         Texas Instruments, Inc.                           6,400        210,112
                                                                    -----------
                                                                      8,360,771
                                                                    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2011 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           No. of
Description                                                Shares        Value
--------------------------------------------------------------------------------

     MATERIALS - 3.16%
         Dow Chemical Company (The)                        5,400    $   194,400
         E.I. Du Pont de Nemours & Company                 9,500        513,475
         Freeport-McMoRan Copper & Gold, Inc.             10,000        529,000
         Praxair, Inc.                                     6,500        704,535
                                                                    -----------
                                                                      1,941,410
                                                                    -----------
     REAL ESTATE INVESTMENT TRUST - 0.00%
         Simon Property Group, Inc.                           14          1,627
                                                                    -----------

     TELECOMMUNICATION SERVICES - 2.62%
         AT&T, Inc.                                       37,039      1,163,395
         Verizon Communications, Inc.                     12,000        446,760
                                                                    -----------
                                                                      1,610,155
                                                                    -----------
     UTILITIES - 2.13%
         Dominion Resources, Inc.                          7,700        371,679
         Duke Energy Corporation                          15,800        297,514
         Exelon Corporation                                3,000        128,520
         FirstEnergy Corporation                           3,000        132,450
         NextEra Energy, Inc.                              4,000        229,840
         Public Service Enterprises Group, Inc.            4,500        146,880
                                                                    -----------
                                                                      1,306,883
                                                                    -----------

TOTAL EQUITY SECURITIES (cost - $51,541,674)                         60,950,147
                                                                    -----------

SHORT-TERM INVESTMENT - 0.92%
     MONEY MARKET FUND - 0.92%
         Fidelity Institutional Money Market
             Government Portfolio -
             Class I (cost - $563,729)                   563,729        563,729
                                                                    -----------

TOTAL INVESTMENTS - 100.12% (cost - $52,105,403)                     61,513,876
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%                         (72,357)
                                                                    -----------

NET ASSETS - 100.00%                                                $61,441,519
                                                                    ===========

--------

(a) Affiliated investment. The Fund holds 0.73% (based on net assets) of The Adams Express Company. A director of the Fund also serves as a director to such company. During the six months ended June 30, 2011, there was a sale of 8,000 shares of this security with a cost of $97,052 and sale proceeds of $89,918. There were no purchases of this security during the six months ended June 30, 2011.

* Non-income producing security.



See accompanying notes to financial statements.

(b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not required

(b) There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto







Exhibit 99.CERT     Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT  Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.
             -----------------------------------------------



By (Signature and Title)*   /s/ Ralph W. Bradshaw
                           -----------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date   September 2, 2011
      -------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ Ralph W. Bradshaw
                           -----------------------------------------
                           Ralph W. Bradshaw, Chairman and President
                           (Principal Executive Officer)

Date   September 2, 2011
      -------------------





By (Signature and Title)*  /s/ Frank J. Maresca
                           -----------------------------------------
                           Frank J. Maresca, Treasurer
                           (Principal Financial Officer)


Date  September 2, 2011
      -------------------



* Print the name and title of each signing officer under his or her signature.